Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Income tax for locally earned income	0.00%	0.00%
Income tax reduction, description	The PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Zhejiang Zhongchai Machinery Co., Ltd. was entitled to an exemption during the two years ended December 31, 2007 and was subject to a 50% income tax reduction during the three years ended December 31, 2010. Starting from January 1, 2013, Zhejiang Zhongchai has been enjoying a tax rate of 15% as it is considered as a High and New Technology Enterprise ("HNTE") by the PRC government, which may be renewable every three years if Zhejiang Zhongchai continues to obtain this award. Between January 1, 2016 and December 31, 2018, the Company continue enjoyed this preferential tax rate. Between January 1, 2016 and December 31, 2018, Zhejiang Zhongchai continued enjoying this preferential tax rate. Zhejiang Zhongchai under the re-application process of the HNTE. In condition of approval, Zhejiang Zhongchai would continue enjoying the preferential tax rate of 15% for the fiscal year of 2019 to 2021.
PRC standard income tax rate
Income tax at the rate on worldwide income	25.00%	25.00%
PRC tax law withholding income tax	10.00%
Retained earnings at PRC subsidiary	$ 8,500,000	$ 8,000,000
PRC withholding tax on retained earnings	10.00%
Net unrecognized tax benefits	$ 0	$ 0
PRC significant tax jurisdiction, term	5 years
Zhejiang Zhongchai and Hengyu [Member]
Income Taxes (Textual)
Wholly owned subsidiary, percent	62.50%
Zhongchai Holding Incorporated [Member]
Income Taxes (Textual)
PRC standard income tax rate	10.00%
Shengte [Member]
Income Taxes (Textual)
Retained earnings at PRC subsidiary	$ 500,000
Hengyu [Member]
Income Taxes (Textual)
Retained earnings at PRC subsidiary	$ 30,000
BVI income tax [Member]
Income Taxes (Textual)
Income tax reduction, description	These carry forwards will expire if not utilized by 2032. As of December 31, 2019 and December 31, 2018, the estimated net operating loss carry forwards for Hong Kong income tax purposes amounted to $0 and $0, which may be available to reduce future years' taxable income. As of December 31, 2019 and December 31, 2018, the estimated net operating loss carry forwards for China income tax purposes amounted to $7,851 and $6,923, which may be available to reduce future years' taxable income. These carry forwards will expire if not utilized in the next five years.
Hong Kong Limited [Member]
Income Taxes (Textual)
Income tax for locally earned income	16.50%